Average Annual Total Returns - FidelityAssetManagerFunds-AMCIZComboPRO - FidelityAssetManagerFunds-AMCIZComboPRO - Fidelity Asset Manager 30%	Nov. 29, 2022
Fidelity Advisor Asset Manager 30% - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	(0.39%)
Past 5 years	5.69%
Past 10 years	5.32%
Fidelity Advisor Asset Manager 30% - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(0.93%)
Past 5 years	4.80%
Past 10 years	4.40%
Fidelity Advisor Asset Manager 30% - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(0.15%)
Past 5 years	4.11%
Past 10 years	3.88%
Fidelity Advisor Asset Manager 30% - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	3.93%
Past 5 years	6.12%
Past 10 years	5.30%
Fidelity Advisor Asset Manager 30% - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	1.69%
Past 5 years	5.90%
Past 10 years	5.29%
Fidelity Advisor Asset Manager 30% - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	6.07%
Past 5 years	7.20%
Past 10 years	6.20%
Fidelity Advisor Asset Manager 30% - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	6.13%
Since Inception	7.87%	[1]
LB001
Average Annual Return:
Past 1 year	(1.54%)
Past 5 years	3.57%
Past 10 years	2.90%
F0593
Average Annual Return:
Past 1 year	4.99%
Past 5 years	6.79%
Past 10 years	5.84%

[1]	A From October 2, 2018